Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Oct. 23, 2020
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Class B Common Stock
Shares subject to forfeiture		1,312,500	1,312,500